Earnings Per Share - Narrative (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Outstanding stock awards excluded from the calculation of diluted earnings per share	12	32	27